Shareholders Equity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net Income	$ 366,915	$ (594,994)
Dividends declared	(671,119)	(652,870)
Common Stock
Beginning balance, shares	1,778,411	1,778,411
Beginning balance, value	17,784	17,784
Repurchase of common stock, shares	(100,613)	(100,613)
Repurchase of common stock, value	(1,006)	(1,006)
Ending balance, shares	1,677,798	1,677,798
Ending balance, value	16,778	16,778
Additional Paid-In Capital
Beginning balance, value	19,514,904	19,514,904
Repurchase of common stock, value	(401,446)	(401,446)
Ending balance, value	19,113,458	19,113,458
Retained Earnings / Accumulated Deficit
Beginning balance, value	(4,317,556)	(4,317,556)
Net Income	(594,994)	(594,994)
Dividends declared	(652,870)	(652,870)
Ending balance, value	$ (5,565,420)	$ (5,565,420)